SUPPLEMENT DATED AUGUST 4, 1997
                       TO PROSPECTUS DATED MAY 1, 1997 FOR

THE PRUDENTIAL
VARIABLE APPRECIABLE ACCOUNT

CUSTOM VAL (SM)

LIFE________________________

INSURANCE CONTRACTS

The purpose of this supplement is to revise the example in the CONTRACT LOANS section and replace the hypothetical illustrations on pages T1 through T4.

The CONTRACT LOANS section begins on page 20. The last paragraph on page 20 is revised to read:

"Consider the Contract issued on a 35 year old male insured illustrated in the table on page T3 with a 12% gross investment return. Assume a $5,000 fixed-rate (5.5%) loan was made under this Contract at the end of Contract year 8 and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $13,705.63. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 10.87% net return for the designated subaccount[s] resulting from the 12% gross return in the underlying Series Fund. If a variable interest rate option had been chosen, the cash surrender value would have been higher."

The hypothetical illustrations on pages T1 through T4 are replaced with the following illustrations with the same page numbers. These new illustrations reflect changes in the cost of insurance rates that Prudential is currently charging.

PCVAL-SUP Ed. 8-97  Catalog No. 64N094I

                                                     ILLUSTRATIONS

                                                     -------------

                                          CUSTOM VAL LIFE INSURANCE CONTRACT
                                             FORM A -- FIXED DEATH BENEFIT
                                          MALE SELECT PREFERRED ISSUE AGE 35
                                           $300,000 GUARANTEED DEATH BENEFIT
                                        RATE SCHEDULE WITH HIGH INITIAL ANNUAL
                                            PREMIUM OF $1,987.60 RISING TO
                                         $3,983.46 AT AGE 64, MAXIMUM PREMIUM
                                           AGE 65 AND LATER -- $15,664.08(1)
                                           USING CURRENT CONTRACTUAL CHARGES


                                                     DEATH BENEFIT (2)                    CASH SURRENDER VALUE (2)
                                          ---------------------------------------  ---------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS (AND NET)    ASSUMING HYPOTHETICAL GROSS (AND NET)
                            PREMIUMS            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
    END OF               ACCUMULATED AT   ---------------------------------------  ---------------------------------------
    POLICY     ANNUAL     4% INTEREST       0% GROSS     6% GROSS     12% GROSS      0% GROSS     6% GROSS     12% GROSS
     YEAR      PREMIUM    PER YEAR (1)    (-1.13% NET)  (4.87% NET)  (10.87% NET)  (-1.13% NET)  (4.87% NET)  (10.87% NET)
    ------     -------   --------------   ------------  -----------  ------------  ------------  -----------  ------------
       1       $ 1,988      $  2,067        $300,000     $300,000    $  300,000      $      0     $      0    $        0
       2       $ 1,997      $  4,227        $300,000     $300,000    $  300,000      $    120     $    389    $      670
       3       $ 2,010      $  6,486        $300,000     $300,000    $  300,000      $  1,265     $  1,791    $    2,364
       4       $ 2,025      $  8,852        $300,000     $300,000    $  300,000      $  2,387     $  3,258    $    4,243
       5       $ 2,039      $ 11,327        $300,000     $300,000    $  300,000      $  3,485     $  4,788    $    6,323
       6       $ 2,058      $ 13,920        $300,000     $300,000    $  300,000      $  5,080     $  6,910    $    9,155
       7       $ 2,078      $ 16,637        $300,000     $300,000    $  300,000      $  6,819     $  9,275    $   12,414
       8       $ 2,098      $ 19,485        $300,000     $300,000    $  300,000      $  8,528     $ 11,716    $   15,958
       9       $ 2,121      $ 22,470        $300,000     $300,000    $  300,000      $ 10,212     $ 14,239    $   19,820
      10       $ 2,146      $ 25,600        $300,000     $300,000    $  300,000      $ 11,861     $ 16,838    $   24,028
      15       $ 2,311      $ 43,745        $300,000     $300,000    $  300,000      $ 16,670     $ 28,218    $   48,877
      20       $ 2,607      $ 67,124        $303,230     $303,230    $  303,230      $ 23,718     $ 45,952    $   95,907
      25       $ 3,107      $ 97,892        $306,458     $306,458    $  334,540      $ 30,869     $ 68,975    $  177,618
 30 (AGE 65)   $ 3,983      $139,242        $306,450     $306,450    $  522,801      $ 33,675     $ 95,500    $  313,514
      35       $15,664      $257,645        $307,180     $307,180    $  783,753      $ 89,244     $163,581    $  525,651
      40       $15,664      $401,699        $307,870     $340,811    $1,176,180      $138,967     $253,218    $  868,809
      45       $15,664      $576,964        $308,476     $453,871    $1,776,341      $182,460     $363,665    $1,418,296

   (1)  FOR A HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%, THE PREMIUM AFTER AGE
        65 WILL BE $15,664.08. FOR A GROSS RETURN OF 6%, THE PREMIUM AFTER AGE
        65 WILL BE $9,872.50. FOR A GROSS RETURN OF 12%, THE PREMIUM AFTER
        AGE 65 WILL BE $1,987.60. THE PREMIUMS ACCUMULATED IN COLUMN 3 ARE THOSE
        PAYABLE IF THE GROSS INVESTMENT RETURN IS 0%. FOR AN EXPLANATION OF WHY
        THE SCHEDULED PREMIUM MAY SIGNIFICANTLY INCREASE AFTER AGE 65, SEE
        PREMIUMS.

   (2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.


   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION
   OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN
   BE MADE BY PRUDENTIAL OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     T1

                                           CUSTOM VAL LIFE INSURANCE CONTRACT
                                            FORM B -- VARIABLE DEATH BENEFIT
                                           MALE SELECT PREFERRED ISSUE AGE 35
                                            $300,000 GUARANTEED DEATH BENEFIT
                                         RATE SCHEDULE WITH HIGH INITIAL ANNUAL
                                             PREMIUM OF $1,987.60 RISING TO
                                          $3,983.46 AT AGE 64, MAXIMUM PREMIUM
                                            AGE 65 AND LATER -- $15,664.08(1)
                                            USING CURRENT CONTRACTUAL CHARGES

                                                     DEATH BENEFIT (2)                    CASH SURRENDER VALUE (2)
                                          ---------------------------------------  ---------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS (AND NET)    ASSUMING HYPOTHETICAL GROSS (AND NET)
                            PREMIUMS            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
    END OF               ACCUMULATED AT   ---------------------------------------  ---------------------------------------
    POLICY     ANNUAL     4% INTEREST       0% GROSS     6% GROSS     12% GROSS      0% GROSS     6% GROSS     12% GROSS
     YEAR      PREMIUM    PER YEAR (1)    (-1.13% NET)  (4.87% NET)  (10.87% NET)  (-1.13% NET)  (4.87% NET)  (10.87% NET)
    ------     -------   --------------   ------------  -----------  ------------  ------------  -----------  ------------
       1       $ 1,988      $  2,067        $300,086     $300,181    $  300,275      $      0     $      0    $        0
       2       $ 1,997      $  4,227        $300,121     $300,390    $  300,670      $     19     $    287    $      568
       3       $ 2,010      $  6,486        $300,105     $300,630    $  301,201      $  1,061     $  1,586    $    2,157
       4       $ 2,025      $  8,852        $300,042     $300,909    $  301,891      $  2,182     $  3,049    $    4,030
       5       $ 2,039      $ 11,327        $300,000     $301,228    $  302,756      $  3,305     $  4,602    $    6,130
       6       $ 2,058      $ 13,920        $300,000     $301,670    $  303,903      $  5,070     $  6,889    $    9,122
       7       $ 2,078      $ 16,637        $300,000     $302,164    $  305,281      $  6,806     $  9,248    $   12,365
       8       $ 2,098      $ 19,485        $300,000     $302,716    $  306,923      $  8,515     $ 11,680    $   15,887
       9       $ 2,121      $ 22,470        $300,000     $303,328    $  308,857      $ 10,197     $ 14,191    $   19,720
      10       $ 2,146      $ 25,600        $300,000     $303,999    $  311,113      $ 11,845     $ 16,775    $   23,889
      15       $ 2,311      $ 43,745        $300,000     $308,330    $  328,556      $ 16,652     $ 28,008    $   48,234
      20       $ 2,607      $ 67,124        $303,230     $319,432    $  367,735      $ 23,830     $ 45,560    $   93,863
      25       $ 3,107      $ 97,892        $306,458     $337,413    $  440,588      $ 31,137     $ 67,953    $  171,128
 30 (AGE 65)   $ 3,983      $139,242        $306,450     $362,167    $  568,809      $ 34,133     $ 92,167    $  298,809
      35       $15,664      $257,645        $310,760     $391,035    $  748,085      $ 89,363     $169,638    $  501,838
      40       $15,664      $401,699        $313,393     $440,355    $1,130,500      $138,138     $265,100    $  835,147
      45       $15,664      $576,964        $314,338     $517,809    $1,718,817      $179,424     $382,895    $1,372,421

   (1)  FOR A HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%, THE PREMIUM AFTER AGE
        65 WILL BE $15,664.08. FOR A GROSS RETURN OF 6%, THE PREMIUM AFTER AGE
        65 WILL BE $12,697.32. FOR A GROSS RETURN OF 12%, THE PREMIUM AFTER
        AGE 65 WILL BE $1,987.60. THE PREMIUMS ACCUMULATED IN COLUMN 3 ARE THOSE
        PAYABLE IF THE GROSS INVESTMENT RETURN IS 0%. FOR AN EXPLANATION OF WHY
        THE SCHEDULED PREMIUM MAY SIGNIFICANTLY INCREASE AFTER AGE 65, SEE
        PREMIUMS.

   (2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.


   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION
   OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUDENTIAL OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    T2

                                           CUSTOM VAL LIFE INSURANCE CONTRACT
                                              FORM A -- FIXED DEATH BENEFIT
                                           MALE SELECT PREFERRED ISSUE AGE 35
                                            $300,000 GUARANTEED DEATH BENEFIT
                                          RATE SCHEDULE WITH LOW INITIAL ANNUAL
                                             PREMIUM OF $1,371.58 RISING TO
                                          $5,363.31 AT AGE 64, MAXIMUM PREMIUM
                                            AGE 65 AND LATER -- $17,226.87(1)
                                            USING CURRENT CONTRACTUAL CHARGES


                                                     DEATH BENEFIT (2)                    CASH SURRENDER VALUE (2)
                                          ---------------------------------------  ---------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS (AND NET)    ASSUMING HYPOTHETICAL GROSS (AND NET)
                            PREMIUMS            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
    END OF               ACCUMULATED AT   ---------------------------------------  ---------------------------------------
    POLICY     ANNUAL     4% INTEREST       0% GROSS     6% GROSS     12% GROSS      0% GROSS     6% GROSS     12% GROSS
     YEAR      PREMIUM    PER YEAR (1)    (-1.13% NET)  (4.87% NET)  (10.87% NET)  (-1.13% NET)  (4.87% NET)  (10.87% NET)
    ------     -------   --------------   ------------  -----------  ------------  ------------  -----------  ------------
       1       $ 1,372      $  1,426        $300,000     $300,000    $  300,000      $      0     $      0      $      0
       2       $ 1,390      $  2,929        $300,000     $300,000    $  300,000      $      0     $      0      $      0
       3       $ 1,417      $  4,520        $300,000     $300,000    $  300,000      $      0     $     69      $    420
       4       $ 1,446      $  6,205        $300,000     $300,000    $  300,000      $    397     $    925      $  1,526
       5       $ 1,475      $  7,987        $300,000     $300,000    $  300,000      $  1,040     $  1,829      $  2,760
       6       $ 1,512      $  9,879        $300,000     $300,000    $  300,000      $  2,040     $  3,145      $  4,504
       7       $ 1,551      $ 11,888        $300,000     $300,000    $  300,000      $  3,302     $  4,784      $  6,681
       8       $ 1,593      $ 14,020        $300,000     $300,000    $  300,000      $  4,559     $  6,482      $  9,044
       9       $ 1,638      $ 16,284        $300,000     $300,000    $  300,000      $  5,816     $  8,245      $ 11,618
      10       $ 1,688      $ 18,691        $300,000     $300,000    $  300,000      $  7,064     $ 10,071      $ 14,419
      15       $ 2,019      $ 33,270        $300,000     $300,000    $  300,000      $ 10,344     $ 17,416      $ 30,017
      20       $ 2,610      $ 53,615        $303,115     $303,115    $  303,115      $ 16,655     $ 30,562      $ 61,415
      25       $ 3,610      $ 83,017        $306,229     $306,229    $  306,229      $ 25,043     $ 49,727      $118,068
 30 (AGE 65)   $ 5,363      $126,619        $306,225     $306,225    $  364,554      $ 32,587     $ 74,877      $219,316
      35       $16,113      $244,813        $306,995     $306,995    $  545,715      $ 90,441     $147,128      $366,666
      40       $16,113      $388,614        $307,724     $326,539    $  818,081      $142,730     $242,662      $604,884
      45       $16,113      $563,570        $308,363     $452,210    $1,234,477      $189,543     $362,317      $986,152

   (1)  FOR A HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%, THE PREMIUM AFTER AGE
        65 WILL BE $16,112.52. FOR A GROSS RETURN OF 6%, THE PREMIUM AFTER AGE
        65 WILL BE $11,964.71. FOR A GROSS RETURN OF 12%, THE PREMIUM AFTER
        AGE 65 WILL BE $1,371.58. THE PREMIUMS ACCUMULATED IN COLUMN 3 ARE THOSE
        PAYABLE IF THE GROSS INVESTMENT RETURN IS 0%. FOR AN EXPLANATION OF WHY
        THE SCHEDULED PREMIUM MAY SIGNIFICANTLY INCREASE AFTER AGE 65, SEE
        PREMIUMS.

   (2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.


   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION
   OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN
   BE MADE BY PRUDENTIAL OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     T3

                                           CUSTOM VAL LIFE INSURANCE CONTRACT
                                            FORM B -- VARIABLE DEATH BENEFIT
                                           MALE SELECT PREFERRED ISSUE AGE 35
                                            $300,000 GUARANTEED DEATH BENEFIT
                                          RATE SCHEDULE WITH LOW INITIAL ANNUAL
                                             PREMIUM OF $1,371.58 RISING TO
                                          $5,363.31 AT AGE 64, MAXIMUM PREMIUM
                                            AGE 65 AND LATER -- $17,226.87(1)
                                            USING CURRENT CONTRACTUAL CHARGES


                                                     DEATH BENEFIT (2)                    CASH SURRENDER VALUE (2)
                                          ---------------------------------------  ---------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS (AND NET)    ASSUMING HYPOTHETICAL GROSS (AND NET)
                            PREMIUMS            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
    END OF               ACCUMULATED AT   ---------------------------------------  ---------------------------------------
    POLICY     ANNUAL     4% INTEREST       0% GROSS     6% GROSS     12% GROSS      0% GROSS     6% GROSS     12% GROSS
     YEAR      PREMIUM    PER YEAR (1)    (-1.13% NET)  (4.87% NET)  (10.87% NET)  (-1.13% NET)  (4.87% NET)  (10.87% NET)
    ------     -------   --------------   ------------  -----------  ------------  ------------  -----------  ------------
       1       $ 1,372      $  1,426        $300,130     $300,190    $  300,250      $      0     $      0    $        0
       2       $ 1,390      $  2,929        $300,237     $300,403    $  300,578      $      0     $      0    $        0
       3       $ 1,417      $  4,520        $300,324     $300,645    $  300,996      $      0     $      0    $      274
       4       $ 1,446      $  6,205        $300,396     $300,923    $  301,521      $    155     $    682    $    1,279
       5       $ 1,475      $  7,987        $300,450     $301,235    $  302,162      $    797     $  1,581    $    2,508
       6       $ 1,512      $  9,879        $300,517     $301,615    $  302,966      $  2,030     $  3,128    $    4,479
       7       $ 1,551      $ 11,888        $300,569     $302,041    $  303,925      $  3,289     $  4,761    $    6,645
       8       $ 1,593      $ 14,020        $300,611     $302,518    $  305,058      $  4,544     $  6,451    $    8,991
       9       $ 1,638      $ 16,284        $300,640     $303,047    $  306,387      $  5,797     $  8,204    $   11,544
      10       $ 1,688      $ 18,691        $300,654     $303,629    $  307,928      $  7,042     $ 10,017    $   14,316
      15       $ 2,019      $ 33,270        $300,459     $307,393    $  319,715      $ 10,298     $ 17,232    $   29,554
      20       $ 2,610      $ 53,615        $303,588     $317,089    $  346,868      $ 16,652     $ 30,153    $   59,932
      25       $ 3,610      $ 83,017        $309,778     $333,388    $  398,075      $ 25,048     $ 48,658    $  113,345
 30 (AGE 65)   $ 5,363      $126,619        $317,286     $356,561    $  489,096      $ 32,286     $ 71,561    $  204,096
      35       $16,638      $247,773        $324,903     $385,717    $  607,652      $ 91,206     $152,020    $  373,955
      40       $16,638      $395,174        $328,307     $436,067    $  891,479      $143,316     $251,076    $  658,972
      45       $16,638      $574,510        $329,940     $515,600    $1,403,466      $187,531     $373,191    $1,120,915

   (1)  FOR A HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%, THE PREMIUM AFTER AGE
        65 WILL BE $16,637.88. FOR A GROSS RETURN OF 6%, THE PREMIUM AFTER AGE
        65 WILL BE $14,546.64. FOR A GROSS RETURN OF 12%, THE PREMIUM AFTER
        AGE 65 WILL BE $7,489.52. THE PREMIUMS ACCUMULATED IN COLUMN 3 ARE THOSE
        PAYABLE IF THE GROSS INVESTMENT RETURN IS 0%. FOR AN EXPLANATION OF WHY
        THE SCHEDULED PREMIUM MAY SIGNIFICANTLY INCREASE AFTER AGE 65, SEE
        PREMIUMS.

   (2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.


   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION
   OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUDENTIAL OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                  T4